UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

 (Address of principal executive offices)

(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	June 30, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 90.76%

Accident & Health Insurance - 2.27%
263,478	CNO Financial Group, Inc.	$ 2,055,128

Agriculture Production - Crops - 2.58%
106,600	Dole Food Company, Inc. *	935,948
59,424	Fresh Del Monte Produce, Inc. (Caymen Islands)	1,394,681
		2,330,629
Agriculture Production - Livestock & Animal Specialties - 0.75%
17,398	Cal-Maine Foods, Inc.	680,262

Ball & Roller Bearings - 1.67%
148,162	NN, Inc. *	1,512,734

Biotechnology Research & Products - 2.13%
160,282	Trinity Biotech Plc. (Ireland)	1,923,384

Bottled & Canned Soft Drinks Carbonated Waters - 2.22%
31,155	Coca-Cola Bottling Co.	2,002,643

Business Services, NEC - 1.06%
64,645	Keynote Systems, Inc.	959,978

Calculating & Accounting Machines (No Electronic Computers) - 1.46%
57,891	NCR Corp. *	1,315,862

Cogeneration Services & Small Power Producers - 1.35%
71,200	Covanta Holding Corp.	1,221,080

Commercial Banks - 2.23%
121,843	FirstMerit Corp.	2,011,628

Commercial Physical & Biological Research - 1.06%
375,625	Albany Molecular Research, Inc. *	957,844

Computer Peripheral Equipment, NEC - 1.90%
349,000	Brocade Communications Systems, Inc. *	1,720,570

Computer Processing & Data Preparation - 0.89%
340,414	Ipass, Inc. *	803,377

Computer Programming, Data Processing Etc. - 0.84%
1,013,336	Autobytel, Inc. *	763,042

Computer Programming Services - 1.86%
68,000	Compuware Corp. *	632,400
120,933	RealNetworks, Inc.	1,044,861
		1,677,261
Construction Special Trade Contractors - 0.89%
70,882	Matrix Service Co. *	803,093

Crude Petroleum & Natural Gas - 0.99%
125,586	Tetra Technologies, Inc. *	895,428

Electric Services - 2.97%
33,966	PNM Resources, Inc.	663,696
52,500	UniSource Energy Corp.	2,016,525
		2,680,221
Electric Lighting & Wiring Equipment - 1.93%
245,492	LSI Industries, Inc.	1,747,903

Electronic Components & Accessories - 2.59%
193,150	CTS Corp.	1,819,473
264,980	Puls Electronics Corp.	522,011
		2,341,484
Electrical Work - 1.85%
60,134	Emcor Group, Inc.	1,672,928

Fabricated Plate Work (Boiler Shops) - 1.43%
59,358	Global Power Equipment Group, Inc.	1,296,379

Finance Services - 1.56%
66,100	Broadridge Financial Solutions, Inc.	1,405,947

Fire, Marine & Casualty Insurance - 4.90%
39,958	Endurance Specialty Holdings Ltd. (Bermuda)	1,531,191
61,000	Montpelier Re Holdings, Ltd. (Bermuda)	1,298,690
91,884	Selective Insurance Group, Inc.	1,599,700
		4,429,581
Food & Kindred Products - 2.75%
264,717	Smart Balance, Inc. *	2,485,693

Gold & Silver Ores - 0.57%
9,300	Coeur D'Alene Mines Corp. *	163,308
20,800	Pan American Silver Corp.	351,104
		514,412
Home Health Care - 1.23%
1,851,287	Hooper Holmes, Inc. *	1,108,551

Investment Advice - 1.74%
201,668	Janus Capital Group, Inc.	1,577,044

Leisure Time - 2.10%
321,439	Callaway Golf Corp.	1,899,704

Life Insurance - 4.07%
206,000	Genworth Financial, Inc. Class-A *	1,165,960
631,912	Phoenix Companies, Inc. *	1,169,037
136,431	Presidential Life Corp.	1,341,117
		3,676,114
Machine Tools, Metal Cutting Types - 0.80%
79,930	Hardinge, Inc.	727,363

Meat Packing Plants - 1.78%
755	Seaboard Corp. *	1,610,400

Medical & Dental Instruments & Supply - 4.76%
181,602	Cryolife, Inc. *	949,778
68,851	Owens & Minor, Inc.	2,108,906
98,793	Vascular Solutions, Inc. *	1,240,840
		4,299,524
Pharmaceutical Preparations - 0.70%
20,500	Endo Pharmaceuticals Holdings, Inc. *	635,090

Plastics Products, NEC - 1.11%
58,308	Myers Industries, Inc.	1,000,565

Prepackaged Software - 1.16%
112,976	Saba Software, Inc. *	1,048,417

Printed Circuit Boards - 2.30%
63,730	Benchmark Electronics, Inc. *	889,034
144,856	Sanmina-Sci Corp. *	1,186,371
		2,075,405
Production Technology Equipment - 0.89%
67,696	Electro Scientific Industries, Inc.	800,167

Publishing-Newspapers - 2.41%
421,768	Journal Communications, Inc. Class-A *	2,176,323

Radio & TV Broadcasting & Communications Equipment - 1.24%
135,791	SeaChange International, Inc. *	1,117,560

Retail-Stores, NEC - 1.75%
135,263	Christopher & Banks Corp.	159,610
31,200	IAC/Interactive Corp.	1,422,720
		1,582,330
Savings Institution, Federally Chartered - 1.71%
175,138	Brookline Bancorp, Inc.	1,549,971

Security Brokers, Dealers & Flotation Companies - 4.37%
489,534	Cowen Group, Inc. Class-A*	1,302,160
207,637	GFI Group, Inc.	739,188
159,600	Knight Capital Group, Inc. Class-A *	1,905,624
		3,946,972
Semiconductors & Related Devices - 1.88%
215,615	AXT, Inc. *	851,679
154,675	Triquint Semiconductor, Inc. *	850,713
		1,702,392
Services-Misc Health & Allied Services - 1.12%
47,500	Wright Medical Group, Inc. *	1,014,125

Services-Motion Picture & Video Tape Production - 1.00%
230,804	Gaiam, Inc. Class-A *	900,136

Services-Prepackaged Software - 2.39%
228,877	Intralinks Holding, Inc. *	1,002,481
83,382	Rosetta Stone, Inc. *	1,154,007
		2,156,488
Surety Insurance - 1.34%
86,200	Assured Guaranty Ltd. (Bermuda)	1,215,420

Telephone & Telegraph Apparatus - 0.80%
216,166	Tellabs, Inc.	719,833

Title Insurance - 1.43%
83,916	Stewart Information Services Corp.	1,288,111

TOTAL FOR COMMON STOCKS (Cost $75,237,042) - 90.76%		82,036,496

CORPORATE BONDS - 1.94%
52,344	Phoenix Companies Quibs 7.450% 01/15/2032	1,151,568
24,010	Pulte Homes, Inc. 7.375% 06/01/2046	606,253
.
TOTAL FOR CORPORATE BONDS (Cost $1,522,730) - 1.94%		1,757,821

SHORT-TERM INVESTMENTS - 7.19%
6,497,075	Huntington U.S. Treasury Money Market IV (Cost $6,497,075) 0.01% **	6,497,075

TOTAL INVESTMENTS (Cost $83,256,847) - 99.89%		90,291,392

OTHER ASSETS LESS LIABILITIES - 0.11%		96,057

NET ASSETS - 100.00%		$ 90,387,449

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at June 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At June 30, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $83,256,847 amounted to $7,034,544, which consisted of aggregate gross unrealized appreciation of $12,421,924 and aggregate gross unrealized depreciation of $5,387,380.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$82,036,496	$0	$0	$82,036,496
Exchange Traded Funds	$0	$0	$0	$0
Corporate Bonds	$1,757,821	$0	$0	$1,757,821
Cash Equivalents	$6,497,075	$0	$0	$6,497,075
Total	$90,291,392	$0	$0	$90,291,392

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date August 28, 2012

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date August 28, 2012

* Print the name and title of each signing officer under his or her signature.